OPERATING LEASES - Schedule Of Other Information Related To Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other Information [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 4,448	$ 3,810	$ 4,045
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 2,429	$ 1,554	$ 3,011
Weighted-average remaining lease term (in years):
Operating leases	2 years 5 months 8 days	1 year 9 months 29 days	1 year 11 months 19 days
Weighted-average discount rate:
Operating leases	3.94%	3.05%	4.17%